ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

12.   ORDINARY SHARES

Upon the completion of IPO in June 2020, the Group issued 89,491,548 ordinary shares at $4.00 per share, and received proceeds of RMB2,357,823 net of the underwriting discounts and commission and expenses related to IPO.

Upon the completion of a follow-on public offering in December 2020, the Group issued 36,000,000 ordinary shares at $12.50 per share, and received proceeds of RMB2,816,190 net of the underwriting discounts and commission and expenses related to the offering.

In June 2021, the Group’s Board of Directors authorized a share repurchase program (“2021 share repurchase program”) under which the Group may repurchase up to US$150,000 worth of its ADSs during the 12-month period. Under the 2021 share repurchase program, the Group repurchased 28,099,564 ordinary shares for US$150,000 (RMB968,409) on the open market, at a weighted average price of US$5.34 (RMB34.03) per share including commission cost, for the year ended December 31, 2021. In March 2022, the Board of Directors of the Company has authorized a share repurchase program (“2022 share repurchase program”) whereby the Company is authorized to repurchase up to US$70,000 worth of its ADSs during the next 12-month period. Under the 2022 share repurchase program, the Group repurchased 34,137,780 ordinary shares for US$60,145 (RMB401,566) on the open market, at a weighted average price of US$1.76 (RMB12.13) per share including commission cost, for the year ended December 31, 2022. These repurchased shares are subject to retirement. The repurchases of ordinary shares are accounted for under the cost method whereby the entire cost of the acquired stock is recorded as reductions of ordinary shares and additional paid-in capital.

In March 2021, the Company and JD entered into a share subscription agreement. Upon the terms and subject to the conditions of this agreement, at closing, JD agreed to subscribe for and purchase, and the Company agreed to issue and sell to JD 109,215,017 ordinary shares for an aggregate purchase price of US$800 million. In February 2022, the Company and JD entered into an amendment to share subscription agreement. Upon the closing of this deal, the Company issued 109,215,017 ordinary shares to JD in exchange for US$546 million in cash and BCA with a valuation of US$254 million from JD. JD holds, taking into account its existing shareholding, approximately 52% of the Company’s issued and outstanding shares.